Quarterly financial information (unaudited)	12 Months Ended
Dec. 31, 2020
Quarterly financial information (unaudited)
Quarterly financial information (unaudited)

Note 10 —Quarterly Financial Information (unaudited) (restated)

The following tables contain unaudited quarterly financial information for the three months ended March 31, 2020, for the three and six months ended June 30, 2020, and for the three and nine months ended September 30, 2020 that has been updated to reflect the restatement of the Company’s financial statements as described in Note 2—Restatement of Previously Issued Financial Statements. The restatement had no impact on net cash flows from operating, investing or financing activities. The Company has not amended its previously filed Quarterly Reports on Form 10-Q for the 2020 Affected Periods. The financial information that has been previously filed or otherwise reported for the 2020 Affected Periods is superseded by the information in this Annual Report, and the financial statements and related financial information for the Affected Periods contained in such previously filed report should no longer be relied upon.

	As Previously
	Restated on 10-K/A
As of March 31, 2020 (uaudited)	Amendment No. 1	Adjustment	As Restated
Total assets	$231,843,054	$—	$231,843,054
Total liabilities	$18,315,099	$—	$18,315,099
Class A common stock subject to possible redemption	208,527,950	21,472,050	230,000,000
Preferred stock	—	—	—
Class A common stock	215	(215)	—
Class B common stock	575	—	575
Additional paid-in capital	5,778,354	(5,778,354)	—
Accumulated deficit	(779,139)	(15,693,481)	(16,472,620)
Total stockholders’ equity (deficit)	$5,000,005	$(21,472,050)	$(16,472,045)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$231,843,054	$—	$231,843,054
Shares of Class A common stock subject to possible redemption	20,852,795	2,147,205	23,000,000
Shares of Class A common stock	2,147,205	(2,147,205)	—

The Company’s statement of stockholders’ equity has been restated to reflect the changes to the impacted stockholders’ equity accounts described above.

	For the Three Months Ended March 31, 2020 (unaudited)
	As Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A common stock subject to possible redemption	$208,956,930	$(208,956,930)	$—
Change in value of Class A common stock subject to possible redemption	$(428,980)	$428,980	$—

As of June 30, 2020 (unaudited)	As Previously Restated	Adjustment	As Restated
Total assets	$231,466,990	$—	$231,466,990
Total liabilities	$20,557,770	$—	$20,557,770
Class A common stock subject to possible redemption	205,909,210	24,090,790	230,000,000
Preferred stock	—	—	—
Class A common stock	241	(241)	—
Class B common stock	575	—	575
Additional paid-in capital	8,397,068	(8,397,068)	—
Accumulated deficit	(3,397,874)	(15,693,481)	(19,091,355)
Total stockholders’ equity (deficit)	$5,000,010	$(24,090,790)	$(19,090,780)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$231,466,990	$—	$231,466,990
Shares of Class A common stock subject to possible redemption	20,590,921	2,409,079	23,000,000
Shares of Class A common stock	2,409,079	(2,409,079)	—

The impact of the restatement on the statement of stockholders’ equity is consistent with the changes to the impacted stockholders’ equity accounts described above.

	For the Six Months Ended June 30, 2020 (unaudited)
	As Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A common stock subject to possible redemption	$208,956,930	$(208,956,930)	$—
Change in value of Class A common stock subject to possible redemption	$(3,047,720)	$3,047,720	$—

As of September 30, 2020 (unaudited)	As Previously Restated	Adjustment	As Restated
Total assets	$231,395,659	$—	$231,395,659
Total liabilities	$22,903,099	$—	$22,903,099
Class A common stock subject to possible redemption	203,492,550	26,507,450	230,000,000
Preferred stock	—	—	—
Class A common stock	265	(265)	—
Class B common stock	575	—	575
Additional paid-in capital	10,813,704	(10,813,704)	—
Accumulated deficit	(5,814,534)	(15,693,481)	(21,508,015)
Total stockholders’ equity (deficit)	$5,000,010	$(26,507,450)	$(21,507,440)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$231,395,659	$—	$231,395,659
Shares of Class A common stock subject to possible redemption	20,349,255	2,650,745	23,000,000
Shares of Class A common stock	2,650,745	(2,650,745)	—

The impact of the restatement on the statement of stockholders’ equity is consistent with the changes to the impacted stockholders’ equity accounts described above.

	For the Nine Months Ended September 30, 2020 (unaudited)
	As Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A common stock subject to possible redemption	$208,956,930	$(208,956,930)	$—
Change in value of Class A common stock subject to possible redemption	$(5,464,380)	$5,464,380	$—

	Earnings (Loss) Per Share
	As Previously
	As Reported	Adjustment	As Restated
For the three months ended March 31, 2020 (unaudited)
Net loss	$(776,839)	$—	$(776,839)
Weighted average shares outstanding - Class A common stock	23,000,000	(18,197,802)	4,802,198
Basic and diluted earnings (loss) per share - Class A common stock	$—	$(0.08)	$(0.08)
Weighted average shares outstanding - Class B common stock	5,156,593	—	5,156,593
Basic and diluted earnings (loss) per share - Class B common stock	$(0.15)	$0.07	$(0.08)
For the three months ended June 30, 2020 (unaudited)
Net loss	$(2,618,735)	$—	$(2,618,735)
Weighted average shares outstanding - Class A common stock	23,000,000	—	23,000,000
Basic and diluted earnings (loss) per share - Class A common stock	$—	$(0.09)	$(0.09)
Weighted average shares outstanding - Class B common stock	5,750,000	—	5,750,000
Basic and diluted earnings (loss) per share - Class B common stock	$(0.46)	$0.37	$(0.09)
For the six months ended June 30, 2020 (unaudited)
Net loss	$(3,395,574)	$—	$(3,395,574)
Weighted average shares outstanding - Class A common stock	23,000,000	(9,098,901)	13,901,099
Basic and diluted earnings (loss) per share - Class A common stock	$—	$(0.18)	$(0.18)
Weighted average shares outstanding - Class B common stock	5,453,297	—	5,453,297
Basic and diluted earnings (loss) per share - Class B common stock	$(0.62)	$0.44	$(0.18)
For the three months ended September 30, 2020 (unaudited)
Net loss	$(2,416,660)	$—	$(2,416,660)
Weighted average shares outstanding - Class A common stock	23,000,000	—	23,000,000
Basic and diluted earnings (loss) per share - Class A common stock	$—	$(0.08)	$(0.08)
Weighted average shares outstanding - Class B common stock	5,750,000	—	5,750,000
Basic and diluted earnings (loss) per share - Class B common stock	$(0.42)	$0.34	$(0.08)
For the nine months ended September 30, 2020 (unaudited)
Net loss	$(5,812,234)	$—	$(5,812,234)
Weighted average shares outstanding - Class A common stock	23,000,000	(6,043,796)	16,956,204
Basic and diluted earnings (loss) per share - Class A common stock	$—	$(0.26)	$(0.26)
Weighted average shares outstanding - Class B common stock	5,552,920	—	5,552,920
Basic and diluted earnings (loss) per share - Class B common stock	$(1.05)	$0.79	$(0.26)